AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 31.8%
United States – 31.8%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)	U.S.$	31,495	$30,860,226
0.375%, 01/15/2027 (TIPS)		7,323	7,050,402
0.50%, 01/15/2028 (TIPS)		19,756	18,928,437

Total Inflation-Linked Securities (cost $57,965,249)			56,839,065

	Shares

INVESTMENT COMPANIES – 18.9%
Funds and Investment Trusts – 18.9%(a)
Altaba, Inc.(b) (c) (d)		1,120	0
Invesco S&P 500 Equal Weight ETF(e)		13,700	2,409,419
iShares MSCI Emerging Markets ex China ETF(e)		37,400	2,268,684
VanEck JPMorgan EM Local Currency Bond ETF - Class E(e)		98,020	2,427,956
VanEck Morningstar Wide Moat ETF		13,800	1,315,416
Vanguard Global ex-U.S. Real Estate ETF(e)		12,430	554,129
Vanguard Real Estate ETF		13,710	1,304,232
Vanguard S&P 500 ETF		45,420	23,529,377

Total Investment Companies (cost $30,628,111)			33,809,213

COMMON STOCKS – 9.8%
Financials – 1.9%
Banks – 0.5%
ABN AMRO Bank NV (CVA)		1,125	19,336
Banco Bilbao Vizcaya Argentaria SA		3,189	33,878
Banco de Sabadell SA		16,277	34,929
Banco Santander SA		3,967	19,726
Bank of Ireland Group PLC		2,334	26,812
Bankinter SA		3,395	29,981
Barclays PLC		10,110	30,568
BNP Paribas SA		331	22,894
CaixaBank SA		8,772	52,835
Commerzbank AG		2,045	30,321
Credit Agricole SA		1,641	25,706
Danske Bank A/S		858	26,780
DNB Bank ASA		1,818	38,404
Erste Group Bank AG		821	44,937
HSBC Holdings PLC		5,317	46,740
ING Groep NV		1,574	28,619
Intesa Sanpaolo SpA		18,206	76,090
KBC Group NV		411	32,003
Lloyds Banking Group PLC		36,308	28,049
NatWest Group PLC		6,427	29,279
Nedbank Group Ltd.		441	7,300
Nordea Bank Abp (Helsinki)		88	1,040
Nordea Bank Abp (Stockholm)		3,090	36,490
Raiffeisen Bank International AG		1,044	20,723
Skandinaviska Enskilda Banken AB - Class A		3,315	51,050
Societe Generale SA		422	10,201
Standard Chartered PLC		2,940	30,251
Svenska Handelsbanken AB - Class A		2,923	30,154

Company	Shares	U.S. $ Value

Swedbank AB - Class A	1,696	$36,279
UniCredit SpA	1,079	44,849

		946,224

Capital Markets – 0.4%
3i Group PLC	4,463	187,467
abrdn PLC	11,793	23,226
Deutsche Bank AG (REG)	1,113	18,210
Deutsche Boerse AG	355	79,811
Hargreaves Lansdown PLC	1,868	27,360
Investec PLC	4,737	36,313
Julius Baer Group Ltd.	634	37,101
London Stock Exchange Group PLC	1,249	168,593
Ninety One PLC	3,019	6,543
Partners Group Holding AG	68	98,378
Quilter PLC(f)	2,789	5,080
Schroders PLC	5,552	25,132
St. James’s Place PLC	2,130	20,398
UBS Group AG (REG)	1,888	58,180

		791,792

Consumer Finance – 0.0%
Vanquis Banking Group PLC	1,368	1,024

Financial Services – 0.3%
Edenred SE	463	19,487
Eurazeo SE	635	50,022
EXOR NV(b) (c)	480	53,378
Groupe Bruxelles Lambert NV	600	46,329
Industrivarden AB - Class A	44	1,581
Industrivarden AB - Class C	1,828	65,659
Investor AB - Class B	3,608	107,430
Jackson Financial, Inc. - Class A	38	897
Kinnevik AB	1,368	10,884
L E Lundbergforetagen AB - Class B	856	46,937
M&G PLC	1,555	4,395
Wendel SE	294	29,783
Worldline SA/France(d)	725	6,601

		443,383

Insurance – 0.7%
Admiral Group PLC	1,243	47,739
Aegon Ltd.	4,545	27,836
Ageas SA/NV	832	42,767
Allianz SE (REG)	222	68,966
Aviva PLC	3,940	26,204
Baloise Holding AG (REG)	288	55,706
Direct Line Insurance Group PLC	8,791	21,959
Generali	1,915	52,853
Gjensidige Forsikring ASA	2,409	42,662
Hannover Rueck SE	383	108,663
Legal & General Group PLC	13,473	39,791
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	4,143
Mandatum Oyj	886	4,193
Mapfre SA	8,898	22,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	114,701
NN Group NV	985	48,311

Company	Shares	U.S. $ Value

Old Mutual Ltd.	9,763	$7,061
Poste Italiane SpA	5,111	71,164
Prudential PLC	1,555	13,387
Sampo Oyj - Class A	886	39,499
SCOR SE	791	16,489
Swiss Life Holding AG (REG)	132	107,007
Swiss Re AG	469	64,077
Tryg A/S	4,038	90,062
Zurich Insurance Group AG	154	89,393

		1,227,031

		3,409,454

Health Care – 1.3%
Biotechnology – 0.1%
Genmab A/S(d)	279	77,593
Grifols SA(d)	2,271	25,025
Idorsia Ltd.(d)	213	536

		103,154

Health Care Equipment & Supplies – 0.3%
Alcon, Inc.	184	17,928
Arjo AB - Class B	2,759	11,268
Coloplast A/S - Class B	742	101,028
Demant A/S(d)	2,432	102,831
EssilorLuxottica SA	493	116,907
Getinge AB - Class B	2,759	57,422
Koninklijke Philips NV(d)	526	15,843
Smith & Nephew PLC	4,175	64,292
Sonova Holding AG (REG)	435	152,093

		639,612

Health Care Providers & Services – 0.0%
Fresenius Medical Care AG	755	29,146
Fresenius SE & Co. KGaA(d)	693	25,590

		54,736

Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	1,160	66,213
Lonza Group AG (REG)	278	182,869
QIAGEN NV(d)	1,475	67,847

		316,929

Pharmaceuticals – 0.7%
AstraZeneca PLC	729	127,769
Bayer AG (REG)	526	16,241
Euroapi SA(d)	26	119
GSK PLC	2,919	63,574
Hikma Pharmaceuticals PLC	2,641	69,031
Merck KGaA	536	104,605
Novartis AG (REG)	923	111,515
Novo Nordisk A/S - Class B	2,568	356,721
Orion Oyj - Class B	948	50,269
Roche Holding AG (Genusschein)	268	90,724
Sandoz Group AG	184	8,048
Sanofi SA	604	67,792

Company	Shares	U.S. $ Value

Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(e)	1,184	$17,630
UCB SA	558	101,061

		1,185,099

		2,299,530

Industrials – 1.2%
Aerospace & Defense – 0.2%
Airbus SE	181	27,804
Babcock International Group PLC	1,434	9,877
BAE Systems PLC	2,639	47,448
Dassault Aviation SA	110	23,700
Leonardo SpA	684	17,449
Melrose Industries PLC	2,943	18,695
Rolls-Royce Holdings PLC(d)	5,507	36,106
Safran SA	174	38,130
Thales SA	192	32,258

		251,467

Air Freight & Logistics – 0.1%
Deutsche Post AG	500	21,703
DSV A/S	295	52,718
International Distributions Services PLC	3,581	15,943

		90,364

Building Products – 0.1%
Assa Abloy AB - Class B	848	27,397
Cie de Saint-Gobain SA	254	22,196
Geberit AG (REG)	50	31,984

		81,577

Commercial Services & Supplies – 0.0%
G4S PLC(b) (c) (d)	3,969	12,771
ISS A/S	413	7,624
Pluxee NV(d)	224	5,288
Securitas AB - Class B	2,207	25,803
Societe BIC SA	160	10,811

		62,297

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	601	27,292
Bouygues SA	319	11,406
Eiffage SA	192	20,153
Epiroc AB - Class A	436	8,409
Epiroc AB - Class B	520	9,232
Ferrovial SE	1,093	45,702
HOCHTIEF AG	79	9,668
Orascom Construction PLC	173	865
Skanska AB - Class B	763	15,400
Vinci SA	175	20,915

		169,042

Electrical Equipment – 0.1%
ABB Ltd. (REG)	788	45,315
Accelleron Industries AG	39	2,042
Legrand SA	296	33,153

Company	Shares	U.S. $ Value

Prysmian SpA	537	$37,823
Schneider Electric SE	198	50,510
Siemens Energy AG(d)	59	1,704
Vestas Wind Systems A/S(d)	760	17,364

		187,911

Industrial Conglomerates – 0.0%
DCC PLC	173	12,223
Siemens AG (REG)	118	22,197
Smiths Group PLC	1,381	32,854

		67,274

Machinery – 0.2%
Alfa Laval AB	849	38,092
Alstom SA(d)	671	13,681
ANDRITZ AG	354	23,338
Atlas Copco AB - Class A	1,744	31,729
Atlas Copco AB - Class B	2,080	33,169
CNH Industrial NV	1,193	12,298
Daimler Truck Holding AG	174	6,689
Electrolux Professional AB - Class B	748	5,151
GEA Group AG	378	17,783
Husqvarna AB - Class B	2,521	17,042
IMI PLC	1,187	28,747
Iveco Group NV	238	2,521
Kone Oyj - Class B	326	17,584
Metso Oyj	1,685	17,096
Sandvik AB	907	19,322
Schindler Holding AG	78	21,702
Schindler Holding AG (REG)	81	21,910
SKF AB - Class B	706	13,378
Valmet Oyj	128	3,672
Volvo AB - Class B	910	24,197
Wartsila OYJ Abp	732	16,145
Weir Group PLC (The)	503	13,336

		398,582

Marine Transportation – 0.0%
AP Moller - Maersk A/S - Class A	10	14,544
AP Moller - Maersk A/S - Class B	9	13,458
Kuehne + Nagel International AG (REG)	139	43,133

		71,135

Passenger Airlines – 0.0%
Deutsche Lufthansa AG (REG)	1,312	8,523
easyJet PLC	1,301	8,150
International Consolidated Airlines Group SA - Class DI(d)	4,711	11,291

		27,964

Professional Services – 0.2%
Adecco Group AG (REG)	233	7,944
Bureau Veritas SA	963	31,703
Capita PLC(d)	1,612	383
Experian PLC	1,125	54,662
Intertek Group PLC	254	16,597
Randstad NV	258	12,446

Company	Shares	U.S. $ Value

RELX PLC (Amsterdam)	1,139	$53,180
RELX PLC (London)	1,122	52,375
SGS SA (REG)	250	27,921
Wolters Kluwer NV	490	83,793

		341,004

Trading Companies & Distributors – 0.1%
AerCap Holdings NV	317	30,882
Ashtead Group PLC	560	39,874
Brenntag SE	322	23,945
Bunzl PLC	677	31,607
Ferguson Enterprises, Inc.	296	60,254
Rexel SA	970	24,475
Travis Perkins PLC	697	8,303

		219,340

Transportation Infrastructure – 0.1%
Aena SME SA	131	26,363
Aeroports de Paris SA	132	17,284
Fraport AG Frankfurt Airport Services Worldwide(d)	264	13,359
Getlink SE	1,705	30,749
Svitzer A/S(d)	38	1,459

		89,214

		2,057,171

Consumer Staples – 1.0%
Beverages – 0.2%
Anheuser-Busch InBev SA/NV	336	20,621
Carlsberg AS - Class B	434	50,985
Coca-Cola Europacific Partners PLC	1,012	81,519
Coca-Cola HBC AG - Class DI	1,304	48,418
Diageo PLC	1,525	49,783
Heineken Holding NV	450	33,937
Heineken NV	502	45,293
Pernod Ricard SA	347	49,405
Remy Cointreau SA	337	27,471

		407,432

Consumer Staples Distribution & Retail – 0.2%
Carrefour SA	1,249	20,122
Casino Guichard Perrachon SA(d)	4	16
Colruyt Group NV	915	47,133
Distribuidora Internacional de Alimentacion SA(d)	54,700	798
J Sainsbury PLC	10,711	41,299
Jeronimo Martins SGPS SA	2,095	38,767
Koninklijke Ahold Delhaize NV	1,925	66,092
Marks & Spencer Group PLC	4,897	22,099
METRO AG	963	5,068
Tesco PLC	11,257	52,484

		293,878

Food Products – 0.3%
Aryzta AG(d)	6,292	12,742
Associated British Foods PLC	933	30,607
Barry Callebaut AG (REG)	33	53,418

Company	Shares	U.S. $ Value

Chocoladefabriken Lindt & Spruengli AG (REG)	1	$130,645
Chocoladefabriken Lindt & Spruengli AG - Class PC	9	118,934
Danone SA	580	40,302
Kerry Group PLC - Class A	503	50,513
Mowi ASA	1,945	33,837
Nestle SA (REG)	608	65,202
Orkla ASA	3,826	34,014
Tate & Lyle PLC	4,015	35,698

		605,912

Household Products – 0.1%
Essity AB - Class B	1,288	39,114
Henkel AG & Co. KGaA	338	28,106
Henkel AG & Co. KGaA (Preference Shares)	356	32,610
Reckitt Benckiser Group PLC	499	28,708

		128,538

Personal Care Products – 0.2%
Beiersdorf AG	471	68,107
Haleon PLC	3,649	18,379
L’Oreal SA	228	100,036
Unilever PLC (Amsterdam)	860	55,567
Unilever PLC (London)	811	52,574

		294,663

Tobacco – 0.0%
British American Tobacco PLC	579	21,673
Imperial Brands PLC	987	28,329
		50,002

		1,780,425

Utilities – 0.9%
Electric Utilities – 0.4%
EDP SA	19,584	82,342
Endesa SA	3,408	71,956
Enel SpA	10,639	80,864
Fortum Oyj	4,004	63,844
Iberdrola SA	9,470	134,367
Redeia Corp. SA	3,748	71,188
SSE PLC	3,489	86,779
Terna - Rete Elettrica Nazionale	13,636	118,728

		710,068

Gas Utilities – 0.1%
Enagas SA	3,496	53,913
Naturgy Energy Group SA	2,625	66,775
Snam SpA	22,765	113,081

		233,769

Independent Power and Renewable Electricity Producers – 0.1%
Orron Energy AB(d)	2,787	2,487
Orsted AS(d)	1,497	86,512
RWE AG	2,734	98,622

		187,621

Company	Shares	U.S. $ Value

Multi-Utilities – 0.2%
Centrica PLC	23,244	$39,468
E.ON SE	6,694	94,895
Engie SA	3,398	59,847
National Grid PLC	4,604	60,645
Veolia Environnement SA	3,120	103,359

		358,214

Water Utilities – 0.1%
Severn Trent PLC	2,353	79,666
United Utilities Group PLC	6,181	83,062

		162,728

		1,652,400

Materials – 0.9%
Chemicals – 0.5%
Air Liquide SA	540	100,790
Akzo Nobel NV	408	26,101
Arkema SA	294	27,277
BASF SE	444	22,568
Covestro AG(d)	458	28,076
Croda International PLC	632	34,241
EMS-Chemie Holding AG (REG)	47	39,446
Evonik Industries AG	1,232	27,337
FUCHS SE (Preference Shares)	915	38,489
Givaudan SA (REG)	25	128,409
Johnson Matthey PLC	1,127	24,199
K+S AG (REG)	1,009	11,944
LANXESS AG	442	12,483
Novonesis (Novozymes) B	1,277	88,659
Sika AG (REG)	360	115,896
Solvay SA	330	11,545
Syensqo SA	330	27,173
Symrise AG	710	93,690
Umicore SA	1,130	14,185
Yara International ASA	866	25,170

		897,678

Construction Materials – 0.1%
CRH PLC (London)	1,075	95,964
Heidelberg Materials AG	356	37,813
Holcim AG	595	57,640
Imerys SA	563	18,853

		210,270

Metals & Mining – 0.2%
Alleima AB	181	1,357
Anglo American PLC	1,415	41,277
Antofagasta PLC	2,036	49,712
ArcelorMittal SA	987	23,123
BHP Group Ltd.	1,449	39,780
Boliden AB	977	29,846
Fresnillo PLC	1,276	9,129
Glencore PLC	5,705	30,100
Norsk Hydro ASA	4,362	24,340
Rio Tinto PLC	669	42,179
thyssenkrupp AG	1,007	3,565

Company	Shares	U.S. $ Value

voestalpine AG	636	$15,518
		309,926

Paper & Forest Products – 0.1%
Mondi PLC	1,717	33,310
Stora Enso Oyj - Class R	2,477	31,997
Svenska Cellulosa AB SCA - Class B	1,288	17,881
UPM-Kymmene Oyj	1,348	45,437

		128,625

		1,546,499

Consumer Discretionary – 0.8%
Automobile Components – 0.0%
Cie Generale des Etablissements Michelin SCA	796	31,255
Continental AG	107	7,235
Dowlais Group PLC	2,943	2,526
Forvia SE (Milan)	27	278
Forvia SE (Paris)	35	357
Nokian Renkaat Oyj	578	5,479
Schaeffler AG (Preference Shares)	1,288	6,689
Valeo SE	282	3,004
Vitesco Technologies Group AG - Class A	21	1,215

		58,038

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	23,387
Bayerische Motoren Werke AG (Preference Shares)	288	24,926
Ferrari NV	303	150,563
Mercedes-Benz Group AG	349	24,055
Porsche Automobil Holding SE (Preference Shares)	377	16,964
Renault SA	203	9,629
Stellantis NV (Milan)	1,290	21,709
Stellantis NV (Paris)	1,735	29,122
Volkswagen AG	151	16,867
Volkswagen AG (Preference Shares)	138	14,687

		331,909

Broadline Retail – 0.1%
Cie Financiere Richemont SA (REG)	285	45,002
Next PLC	400	53,639

		98,641

Diversified Consumer Services – 0.0%
Pearson PLC	1,740	24,249

Hotels, Restaurants & Leisure – 0.1%
Accor SA	515	21,715
Amadeus IT Group SA	787	53,104
Carnival PLC(d)	409	6,125
Compass Group PLC	1,758	55,562
Flutter Entertainment PLC - Class DI(d)	226	48,276
InterContinental Hotels Group PLC	470	47,039
Sodexo SA	224	19,932

Company	Shares	U.S. $ Value

Whitbread PLC	756	$28,743

		280,496

Household Durables – 0.1%
Barratt Developments PLC	2,559	17,123
Berkeley Group Holdings PLC	507	33,333
Electrolux AB - Class B(d)	748	7,200
Persimmon PLC	763	16,532
SEB SA	178	18,535
Taylor Wimpey PLC	9,372	19,912

		112,635

Leisure Products – 0.0%
Viaplay Group AB - Class B(d)	65	5

Specialty Retail – 0.1%
Avolta AG	127	4,935
CECONOMY AG(d)	963	2,824
Currys PLC(d)	4,868	5,073
H & M Hennes & Mauritz AB - Class B	936	14,804
Industria de Diseno Textil SA	757	41,011
Kingfisher PLC	6,282	23,606
Wickes Group PLC	782	1,736
Zalando SE(d)	758	19,653

		113,642

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	138	35,406
Burberry Group PLC	981	8,619
Christian Dior SE	102	70,239
Hermes International SCA	67	160,362
HUGO BOSS AG	261	10,893
Kering SA	75	21,507
LVMH Moet Hennessy Louis Vuitton SE	90	66,988
Pandora A/S	240	42,037
Puma SE	60	2,589
Swatch Group AG (The) (BR)	56	11,732
Swatch Group AG (The) (REG)	301	12,547

		442,919

		1,462,534

Energy – 0.6%
Energy Equipment & Services – 0.0%
Petrofac Ltd.(d)	6,919	1,363
Saipem SpA(d)	1,728	3,891
Tenaris SA	3,797	55,880

		61,134

Oil, Gas & Consumable Fuels – 0.6%
Aker BP ASA	2,650	63,483
BP PLC	13,599	76,988
Eni SpA	4,936	80,325
Equinor ASA	4,590	123,161
Galp Energia SGPS SA	4,711	97,866
Koninklijke Vopak NV	1,705	78,378
Neste Oyj	4,680	109,204

Company	Shares	U.S. $ Value

OMV AG	1,553	$67,735
Shell PLC	6,226	220,609
Thungela Resources Ltd.	141	917
TotalEnergies SE	1,632	112,268
Woodside Energy Group Ltd.	261	4,747

		1,035,681

		1,096,815

Information Technology – 0.5%
Communications Equipment – 0.0%
Nokia Oyj	5,115	22,549
Telefonaktiebolaget LM Ericsson - Class B	4,594	34,272

		56,821

Electronic Equipment, Instruments & Components – 0.0%
Hexagon AB - Class B	5,852	59,904

IT Services – 0.0%
Atos SE(d)	247	224
Capgemini SE	360	74,579

		74,803

Semiconductors & Semiconductor Equipment – 0.3%
ASML Holding NV	269	242,593
Infineon Technologies AG	1,599	58,682
NXP Semiconductors NV	516	132,282
STMicroelectronics NV	1,365	44,016

		477,573

Software – 0.2%
Dassault Systemes SE	3,230	126,228
Sage Group PLC (The)	5,404	71,956
SAP SE	466	102,260

		300,444

		969,545

Communication Services – 0.5%
Diversified Telecommunication Services – 0.3%
Altice USA, Inc. - Class A(d)	713	1,312
BT Group PLC	7,665	14,084
Deutsche Telekom AG (REG)	2,256	64,190
Elisa Oyj	1,116	55,885
Eutelsat Communications SACA(d)	1,132	5,383
Koninklijke KPN NV	12,242	49,999
Orange SA	2,176	24,819
Proximus SADP	1,770	13,324
Swisscom AG (REG)	114	72,067
Telecom Italia SpA/Milano(d)	31,583	8,359
Telecom Italia SpA/Milano (Savings Shares)(d)	39,625	11,594
Telefonica SA	3,993	18,065
Telenet Group Holding NV(b) (c) (d)	522	12,117
Telenor ASA	2,325	28,828
Telia Co. AB	12,753	39,545
United Internet AG (REG)	623	13,165

		432,736

Company	Shares	U.S. $ Value

Entertainment – 0.0%
Bollore SE	3,319	$21,869
Modern Times Group MTG AB - Class B(d)	90	676
Universal Music Group NV	1,098	28,728

		51,273

Interactive Media & Services – 0.0%
Auto Trader Group PLC	4,579	51,431

Media – 0.1%
ITV PLC	7,799	8,217
JCDecaux SE(d)	889	18,323
Lagardere SA	819	20,506
ProSiebenSat.1 Media SE	638	4,058
Publicis Groupe SA	351	38,713
RTL Group SA	319	10,398
Schibsted ASA - Class A	973	29,835
Schibsted ASA - Class B	1,054	30,311
SES SA (GDR)	1,380	7,423
Vivendi SE	1,098	12,317
WPP PLC	1,472	14,100

		194,201

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA (SDR)(d)	591	15,172
Tele2 AB - Class B	4,849	55,015
Vodafone Group PLC	17,886	17,532

		87,719

		817,360

Real Estate – 0.2%
Diversified REITs – 0.1%
British Land Co. PLC (The)	5,156	27,927
Covivio SA/France	424	23,601
ICADE	547	12,228
Land Securities Group PLC	3,092	25,670

		89,426

Industrial REITs – 0.0%
Segro PLC	5,086	58,555

Office REITs – 0.0%
Gecina SA	296	32,527

Real Estate Management & Development – 0.1%
Deutsche Wohnen SE	1,099	26,136
Swiss Prime Site AG (REG)	732	82,422
Unibail-Rodamco-Westfield(d)	156	12,474
Vonovia SE	1,666	57,586

		178,618

Retail REITs – 0.0%
Hammerson PLC	28,225	10,520
Klepierre SA	1,062	31,702

		42,222

		401,348

	Principal Amount (000)		U.S. $ Value

Total Common Stocks (cost $12,625,388)			$17,493,081

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,173,378)	U.S.$	1,174	1,163,727

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equities indices – 0.3%
S&P 500 Index Expiration: Dec 2025; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d) (premium paid $601,048)	USD	8,400,000	587,580

PURCHASED OPTIONS - CALLS – 0.2%
Options on Equities Indices – 0.2%
S&P 500 Index Expiration: Dec 2025; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d) (premium paid $444,108)	USD	8,400,000	449,120

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(b) (c) (d) (cost $0)		53	0

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 34.6%
Treasury Bill – 18.4%
Japan – 18.4%
Japan Treasury Discount Bill Series 1250 Zero Coupon, 11/18/2024	JPY	4,800,000	32,825,775

U.S. Treasury Bills – 10.2%
United States – 10.2%
U.S. Treasury Bill Zero Coupon, 09/12/2024	U.S.$	18,200	18,176,249

Company	Shares	U.S. $ Value

Investment Companies – 6.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(a) (g) (h) (cost $10,719,148)	10,719,148	$10,719,148

Total Short-Term Investments (cost $61,622,819)		17,493,081

Total Investments Before Security Lending Collateral for Securities Loaned – 96.3% (cost $165,060,101)		172,062,958

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(a) (g) (h) (cost $159,098)	159,098	159,098

Total Investments – 96.4% (cost $165,219,199)(i)		172,222,056
Other assets less liabilities – 3.6%		6,339,565

Net Assets – 100.0%		$178,561,621

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	83	December 2024	$7,022,343	$(38,936)
10 Yr Canadian Bond Futures	113	December 2024	10,318,540	(104,157)
Brent Crude Futures	14	January 2025	1,051,820	(20,352)
Coffee Robusta Futures	4	November 2024	197,920	21,252
Coffee ‘C’ Futures	5	March 2025	453,937	25,384
Copper Futures	16	December 2024	1,684,600	5,710
Corn Futures	33	March 2025	691,350	(2,391)
Cotton No. 2 Futures	7	March 2025	250,775	2,536
E-Mini Russell 1000 Futures	40	September 2024	3,705,400	277,482
Euro-BTP Futures	12	December 2024	1,576,123	5,303
Euro-Bund Futures	118	September 2024	17,466,844	163,380
Euro-OAT Futures	17	September 2024	2,369,082	14,827
Euro-OAT Futures	10	December 2024	1,394,130	4,300
Gasoline RBOB Futures	3	December 2024	252,983	(6,173)
Gold 100 OZ Futures	31	December 2024	7,835,560	83,239
Hang Seng Index Futures	3	September 2024	345,290	3,931
KC HRW Wheat Futures	7	March 2025	202,213	(897)
Lean Hogs Futures	13	February 2025	391,950	6,503
Live Cattle Futures	8	February 2025	571,040	(32,157)
LME Lead Futures	3	September 2024	152,047	(14,351)
LME Nickel Futures	3	September 2024	298,615	(48,183)
LME Primary Aluminum Futures	15	September 2024	912,712	(62,510)
LME Zinc Futures	7	September 2024	500,276	(5,357)
Long Gilt Futures	123	December 2024	15,943,586	(121,044)
Low SU Gasoil Futures	6	January 2025	417,600	(45,923)
MSCI Emerging Markets Futures	99	September 2024	5,445,000	86,861

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
MSCI Singapore IX ETS Futures	11	September 2024	$270,964	$1,174
Natural Gas Futures	28	December 2024	932,120	(51,568)
NY Harbor ULSD Futures	3	December 2024	290,858	(31,934)
S&P 500 E-Mini Futures	79	September 2024	22,360,950	661,465
S&P Mid 400 E-Mini Futures	11	September 2024	3,407,910	124,381
S&P/TSX 60 Index Futures	10	September 2024	2,080,511	106,875
Silver Futures	6	December 2024	874,290	(23,116)
Soybean Futures	13	January 2025	661,050	(59,568)
Soybean Meal Futures	15	January 2025	470,850	(38,446)
Soybean Oil Futures	18	January 2025	454,248	(16,223)
SPI 200 Futures	7	September 2024	953,394	40,463
Sugar 11 (World) Futures	22	February 2025	484,422	(21,755)
TOPIX Index Futures	24	September 2024	4,458,034	(106,087)
U.S. T-Note 2 Yr (CBT) Futures	43	December 2024	8,924,516	(14,321)
U.S. T-Note 5 Yr (CBT) Futures	142	December 2024	15,534,578	(14,604)
U.S. T-Note 10 Yr (CBT) Futures	248	December 2024	28,163,500	(153,300)
Wheat (CBT) Futures	12	March 2025	343,350	970
WTI Crude Futures	16	December 2024	1,141,760	(97,490)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	September 2024	8,909,501	1,122
Bloomberg Commodity Index Futures	729	September 2024	7,004,961	243,428
Euro STOXX 50 Index Futures	39	September 2024	2,143,028	(73,350)
FTSE 100 Index Futures	3	September 2024	330,459	(10,852)
LME Lead Futures	1	September 2024	50,682	4,646
LME Nickel Futures	1	September 2024	99,538	4,045
LME Primary Aluminum Futures	3	September 2024	182,543	4,901
MSCI China Index Futures	26	September 2024	571,870	30,193
OMXS 30 Index Futures	11	September 2024	278,503	(14,293)

				$695,033

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	7,186	USD	1,301	09/04/2024	$26,319
Bank of America, NA	BRL	10,443	USD	1,845	09/04/2024	(7,600)
Bank of America, NA	USD	1,686	BRL	9,535	09/04/2024	6,056
Bank of America, NA	USD	1,461	BRL	8,094	09/04/2024	(25,136)
Bank of America, NA	CLP	146,096	USD	156	09/12/2024	(3,422)
Bank of America, NA	COP	5,005,464	USD	1,218	09/12/2024	22,246
Bank of America, NA	CZK	66,971	USD	2,875	09/12/2024	(82,177)
Bank of America, NA	HUF	754,025	USD	2,061	09/12/2024	(58,967)
Bank of America, NA	USD	154	CLP	140,977	09/12/2024	366
Bank of America, NA	USD	172	CLP	155,843	09/12/2024	(1,098)
Bank of America, NA	USD	1,055	COP	4,322,763	09/12/2024	(22,399)
Bank of America, NA	USD	695	CZK	16,088	09/12/2024	15,783
Bank of America, NA	USD	845	PEN	3,168	09/12/2024	385
Bank of America, NA	USD	343	PEN	1,284	09/12/2024	(943)
Bank of America, NA	INR	91,712	USD	1,094	09/13/2024	439
Bank of America, NA	INR	340,513	USD	4,055	09/13/2024	(4,576)
Bank of America, NA	USD	4,691	INR	392,690	09/13/2024	(8,990)
Bank of America, NA	AUD	3,489	USD	2,325	09/19/2024	(37,116)
Bank of America, NA	NOK	15,796	USD	1,440	09/19/2024	(50,146)
Bank of America, NA	SEK	39,019	USD	3,828	09/19/2024	24,651
Bank of America, NA	SEK	55,897	USD	5,314	09/19/2024	(134,011)
Bank of America, NA	USD	1,758	AUD	2,638	09/19/2024	27,986
Bank of America, NA	USD	1,530	NOK	16,811	09/19/2024	55,918
Bank of America, NA	USD	5,296	SEK	55,998	09/19/2024	161,964
Bank of America, NA	NZD	4,122	USD	2,457	09/26/2024	(119,901)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	8,537	NZD	14,169	09/26/2024	$321,078
Bank of America, NA	CNH	3,890	USD	536	09/27/2024	(13,701)
Bank of America, NA	USD	352	KRW	476,224	10/18/2024	5,368
Bank of America, NA	USD	346	KRW	460,549	10/18/2024	(617)
Bank of America, NA	CHF	898	USD	1,072	10/25/2024	9,092
Bank of America, NA	USD	1,939	EUR	1,732	10/25/2024	(20,018)
Bank of America, NA	USD	2,173	PHP	121,825	10/25/2024	(7,443)
Bank of America, NA	CAD	2,505	USD	1,848	11/07/2024	(14,246)
Bank of America, NA	USD	6,008	CAD	8,143	11/07/2024	46,306
Bank of America, NA	GBP	2,433	USD	3,222	11/08/2024	25,022
Bank of America, NA	USD	6,322	GBP	4,774	11/08/2024	(49,099)
Bank of America, NA	TWD	17,319	USD	552	11/22/2024	5,136
Bank of America, NA	USD	201	TWD	6,349	11/22/2024	(765)
Barclays Bank PLC	BRL	907	USD	164	09/04/2024	2,787
Barclays Bank PLC	BRL	15,481	USD	2,703	09/04/2024	(44,145)
Barclays Bank PLC	USD	2,897	BRL	16,388	09/04/2024	10,409
Barclays Bank PLC	USD	295	CLP	279,294	09/12/2024	10,937
Barclays Bank PLC	USD	377	PEN	1,415	09/12/2024	985
Barclays Bank PLC	USD	115	PEN	430	09/12/2024	(347)
Barclays Bank PLC	USD	3,259	INR	273,656	09/13/2024	3,220
Barclays Bank PLC	AUD	1,131	USD	752	09/19/2024	(13,657)
Barclays Bank PLC	NOK	16,032	EUR	1,351	09/19/2024	(17,620)
Barclays Bank PLC	SEK	18,259	EUR	1,578	09/19/2024	(33,763)
Barclays Bank PLC	SEK	12,856	USD	1,225	09/19/2024	(27,876)
Barclays Bank PLC	USD	753	AUD	1,128	09/19/2024	10,857
Barclays Bank PLC	USD	1,946	SEK	20,864	09/19/2024	87,174
Barclays Bank PLC	MXN	35,970	USD	1,974	09/26/2024	153,461
Barclays Bank PLC	NZD	2,154	USD	1,263	09/26/2024	(83,241)
Barclays Bank PLC	USD	2,777	MXN	50,612	09/26/2024	(215,931)
Barclays Bank PLC	USD	163	BRL	907	10/02/2024	(2,810)
Barclays Bank PLC	USD	143	KRW	197,347	10/18/2024	5,125
Barclays Bank PLC	IDR	29,935,815	USD	1,829	10/25/2024	(97,884)
Barclays Bank PLC	PHP	39,565	USD	704	10/25/2024	127
Barclays Bank PLC	PHP	63,113	USD	1,077	10/25/2024	(44,891)
Barclays Bank PLC	USD	1,171	EUR	1,050	10/25/2024	(8,047)
Barclays Bank PLC	USD	3,243	IDR	52,833,466	10/25/2024	158,299
Barclays Bank PLC	USD	743	IDR	11,469,175	10/25/2024	(4,346)
Barclays Bank PLC	USD	2,297	PHP	134,232	10/25/2024	89,296
Barclays Bank PLC	CAD	1,924	USD	1,430	11/07/2024	(779)
Barclays Bank PLC	MYR	17,929	USD	4,090	11/21/2024	(79,624)
Barclays Bank PLC	USD	2,084	MYR	9,044	11/21/2024	19,563
Barclays Bank PLC	TWD	24,796	USD	786	11/22/2024	2,594
BNP Paribas SA	CLP	3,116,336	USD	3,404	09/12/2024	(5,723)
BNP Paribas SA	USD	3,761	CLP	3,442,508	09/12/2024	6,321
BNP Paribas SA	USD	841	COP	3,387,667	09/12/2024	(31,710)
Brown Brothers Harriman & Co.	EUR	1,314	USD	1,441	10/25/2024	(14,934)
Citibank, NA	USD	1,791	CNY	12,662	09/18/2024	(1,992)
Citibank, NA	USD	1,495	NOK	15,864	09/19/2024	1,169
Citibank, NA	USD	1,072	KRW	1,446,584	10/18/2024	12,435
Citibank, NA	PHP	61,063	USD	1,049	10/25/2024	(36,531)
Citibank, NA	USD	1,457	EUR	1,303	10/25/2024	(13,605)
Deutsche Bank AG	COP	1,062,668	USD	264	09/12/2024	10,536
Deutsche Bank AG	CZK	19,057	USD	822	09/12/2024	(19,471)
Deutsche Bank AG	PEN	808	USD	216	09/12/2024	634
Deutsche Bank AG	USD	1,149	HUF	418,500	09/12/2024	27,512
Deutsche Bank AG	USD	330	PEN	1,232	09/12/2024	(1,170)
Deutsche Bank AG	INR	218,061	USD	2,604	09/13/2024	4,021
Deutsche Bank AG	INR	9,578	USD	114	09/13/2024	(210)
Deutsche Bank AG	SEK	5,876	USD	574	09/19/2024	1,251
Deutsche Bank AG	SEK	25,003	USD	2,381	09/19/2024	(55,589)
Deutsche Bank AG	USD	4,224	AUD	6,405	09/19/2024	112,971
Deutsche Bank AG	USD	3,628	NOK	39,078	09/19/2024	58,069
Deutsche Bank AG	USD	655	NOK	6,877	09/19/2024	(6,358)
Deutsche Bank AG	USD	893	SEK	9,365	09/19/2024	20,061
Deutsche Bank AG	NZD	2,053	USD	1,284	09/26/2024	660
Deutsche Bank AG	NZD	2,770	USD	1,669	09/26/2024	(62,863)
Deutsche Bank AG	KRW	1,823,661	USD	1,378	10/18/2024	10,794

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	KRW	775,683	USD	570	10/18/2024	$(11,811)
Deutsche Bank AG	EUR	921	USD	1,012	10/25/2024	(8,388)
Deutsche Bank AG	PHP	43,928	USD	781	10/25/2024	(137)
Deutsche Bank AG	USD	220	IDR	3,571,811	10/25/2024	9,660
Deutsche Bank AG	USD	231	IDR	3,565,303	10/25/2024	(985)
Deutsche Bank AG	USD	174	PHP	10,003	10/25/2024	3,350
Goldman Sachs Bank USA	BRL	3,724	USD	658	09/04/2024	(2,366)
Goldman Sachs Bank USA	USD	676	BRL	3,724	09/04/2024	(15,043)
Goldman Sachs Bank USA	CLP	232,405	USD	251	09/12/2024	(2,882)
Goldman Sachs Bank USA	PEN	7,386	USD	1,976	09/12/2024	5,890
Goldman Sachs Bank USA	USD	179	CLP	170,371	09/12/2024	7,821
Goldman Sachs Bank USA	USD	291	CLP	265,606	09/12/2024	(52)
Goldman Sachs Bank USA	USD	517	COP	2,088,861	09/12/2024	(18,566)
Goldman Sachs Bank USA	INR	156,098	USD	1,860	09/13/2024	(1,057)
Goldman Sachs Bank USA	USD	409	INR	34,321	09/13/2024	250
Goldman Sachs Bank USA	CNY	12,662	USD	1,781	09/18/2024	(7,785)
Goldman Sachs Bank USA	NOK	16,811	USD	1,563	09/19/2024	(22,193)
Goldman Sachs Bank USA	NZD	13,348	USD	8,057	09/26/2024	(287,894)
Goldman Sachs Bank USA	USD	1,190	NZD	2,018	09/26/2024	72,012
Goldman Sachs Bank USA	USD	2,948	JPY	432,763	10/17/2024	30,831
Goldman Sachs Bank USA	KRW	1,182,597	USD	892	10/18/2024	5,853
Goldman Sachs Bank USA	KRW	1,160,990	USD	843	10/18/2024	(27,643)
Goldman Sachs Bank USA	CHF	8,511	USD	10,073	10/25/2024	(1,600)
Goldman Sachs Bank USA	IDR	18,068,808	USD	1,165	10/25/2024	1,341
Goldman Sachs Bank USA	IDR	9,310,132	USD	599	10/25/2024	(197)
Goldman Sachs Bank USA	USD	6,914	CHF	5,851	10/25/2024	10,712
Goldman Sachs Bank USA	USD	3,880	IDR	62,928,569	10/25/2024	171,019
Goldman Sachs Bank USA	USD	217	PHP	12,215	10/25/2024	581
Goldman Sachs Bank USA	USD	685	MYR	2,983	11/21/2024	9,134
Goldman Sachs Bank USA	TWD	8,085	USD	257	11/22/2024	1,881
HSBC Bank USA	USD	2,310	INR	193,599	09/13/2024	(1,340)
HSBC Bank USA	EUR	1,220	USD	1,363	10/25/2024	10,928
HSBC Bank USA	IDR	20,302,621	USD	1,240	10/25/2024	(67,066)
JPMorgan Chase Bank, NA	BRL	14,122	USD	2,497	09/04/2024	(8,970)
JPMorgan Chase Bank, NA	USD	2,489	BRL	14,122	09/04/2024	16,803
JPMorgan Chase Bank, NA	CLP	86,901	USD	91	09/12/2024	(3,961)
JPMorgan Chase Bank, NA	COP	1,747,673	USD	434	09/12/2024	16,984
JPMorgan Chase Bank, NA	CZK	13,383	USD	595	09/12/2024	3,813
JPMorgan Chase Bank, NA	USD	237	CLP	221,069	09/12/2024	4,969
JPMorgan Chase Bank, NA	USD	161	CLP	146,895	09/12/2024	(157)
JPMorgan Chase Bank, NA	USD	201	COP	818,502	09/12/2024	(5,434)
JPMorgan Chase Bank, NA	USD	1,122	PLN	4,418	09/12/2024	18,448
JPMorgan Chase Bank, NA	INR	195,345	USD	2,333	09/13/2024	3,606
JPMorgan Chase Bank, NA	USD	1,566	INR	131,204	09/13/2024	(1,970)
JPMorgan Chase Bank, NA	CNY	6,375	USD	895	09/18/2024	(5,645)
JPMorgan Chase Bank, NA	AUD	2,435	USD	1,594	09/19/2024	(54,293)
JPMorgan Chase Bank, NA	USD	518	AUD	765	09/19/2024	(319)
JPMorgan Chase Bank, NA	JPY	4,574,362	USD	31,335	10/17/2024	(151,360)
JPMorgan Chase Bank, NA	USD	678	ZAR	12,173	10/17/2024	2,765
JPMorgan Chase Bank, NA	KRW	592,299	USD	430	10/18/2024	(13,797)
JPMorgan Chase Bank, NA	USD	1,532	IDR	24,892,967	10/25/2024	71,019
JPMorgan Chase Bank, NA	TWD	5,307	USD	166	11/22/2024	(1,758)
Morgan Stanley Capital Services, Inc.	CLP	206,388	USD	217	09/12/2024	(8,474)
Morgan Stanley Capital Services, Inc.	COP	2,559,991	USD	639	09/12/2024	28,091
Morgan Stanley Capital Services, Inc.	USD	177	PEN	665	09/12/2024	(63)
Morgan Stanley Capital Services, Inc.	INR	7,440	USD	89	09/13/2024	(171)
Morgan Stanley Capital Services, Inc.	USD	498	INR	41,749	09/13/2024	216
Morgan Stanley Capital Services, Inc.	USD	104	INR	8,679	09/13/2024	(418)
Morgan Stanley Capital Services, Inc.	AUD	7,587	USD	5,044	09/19/2024	(93,340)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	NOK	74,250	USD	6,922	09/19/2024	$(81,462)
Morgan Stanley Capital Services, Inc.	USD	6,622	AUD	9,985	09/19/2024	139,007
Morgan Stanley Capital Services, Inc.	USD	6,556	SEK	69,102	09/19/2024	178,975
Morgan Stanley Capital Services, Inc.	NZD	1,811	USD	1,090	09/26/2024	(41,867)
Morgan Stanley Capital Services, Inc.	USD	946	NZD	1,589	09/26/2024	46,999
Morgan Stanley Capital Services, Inc.	CNH	47,178	USD	6,517	09/27/2024	(154,647)
Morgan Stanley Capital Services, Inc.	KRW	1,935,142	USD	1,412	10/18/2024	(38,989)
Morgan Stanley Capital Services, Inc.	USD	2,576	KRW	3,526,394	10/18/2024	68,008
Morgan Stanley Capital Services, Inc.	USD	145	KRW	192,516	10/18/2024	(261)
Morgan Stanley Capital Services, Inc.	EUR	12,587	USD	13,798	10/25/2024	(148,023)
Morgan Stanley Capital Services, Inc.	IDR	1,521,579	USD	96	10/25/2024	(1,636)
Morgan Stanley Capital Services, Inc.	USD	3,568	EUR	3,255	10/25/2024	38,280
Morgan Stanley Capital Services, Inc.	USD	111	PHP	6,364	10/25/2024	1,953
Morgan Stanley Capital Services, Inc.	MYR	8,349	USD	1,888	11/21/2024	(54,161)
Morgan Stanley Capital Services, Inc.	USD	5,370	MYR	23,750	11/21/2024	154,064
Morgan Stanley Capital Services, Inc.	TWD	106,551	USD	3,354	11/22/2024	(11,177)
State Street Bank & Trust Co.	CZK	27,747	USD	1,189	09/12/2024	(36,477)
State Street Bank & Trust Co.	HUF	302,293	USD	829	09/12/2024	(21,360)
State Street Bank & Trust Co.	PLN	912	USD	237	09/12/2024	1,157
State Street Bank & Trust Co.	PLN	6,202	USD	1,572	09/12/2024	(28,488)
State Street Bank & Trust Co.	THB	122,021	USD	3,378	09/12/2024	(229,928)
State Street Bank & Trust Co.	USD	566	CZK	13,120	09/12/2024	13,207
State Street Bank & Trust Co.	USD	97	CZK	2,165	09/12/2024	(962)
State Street Bank & Trust Co.	USD	2,776	HUF	1,007,567	09/12/2024	57,442
State Street Bank & Trust Co.	USD	552	HUF	195,424	09/12/2024	(2,329)
State Street Bank & Trust Co.	USD	1,464	PLN	5,762	09/12/2024	22,870
State Street Bank & Trust Co.	USD	253	PLN	977	09/12/2024	(1,035)
State Street Bank & Trust Co.	USD	3,700	THB	130,376	09/12/2024	155,220
State Street Bank & Trust Co.	AUD	559	USD	380	09/19/2024	1,181
State Street Bank & Trust Co.	AUD	2,346	USD	1,569	09/19/2024	(19,057)
State Street Bank & Trust Co.	NOK	18,632	USD	1,722	09/19/2024	(34,989)
State Street Bank & Trust Co.	SEK	3,194	USD	314	09/19/2024	2,236
State Street Bank & Trust Co.	SEK	5,213	USD	497	09/19/2024	(11,158)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	843	AUD	1,277	09/19/2024	$21,274
State Street Bank & Trust Co.	USD	439	AUD	646	09/19/2024	(1,866)
State Street Bank & Trust Co.	USD	1,227	NOK	13,474	09/19/2024	44,006
State Street Bank & Trust Co.	USD	738	NOK	7,746	09/19/2024	(7,537)
State Street Bank & Trust Co.	USD	1,171	SEK	12,366	09/19/2024	34,756
State Street Bank & Trust Co.	MXN	19,803	USD	1,035	09/26/2024	32,561
State Street Bank & Trust Co.	NZD	666	USD	396	09/26/2024	(19,930)
State Street Bank & Trust Co.	USD	247	MXN	4,745	09/26/2024	(6,972)
State Street Bank & Trust Co.	USD	1,286	NZD	2,135	09/26/2024	48,493
State Street Bank & Trust Co.	CNH	1,505	USD	211	09/27/2024	(1,394)
State Street Bank & Trust Co.	USD	348	CNH	2,484	09/27/2024	3,085
State Street Bank & Trust Co.	JPY	116,465	USD	806	10/17/2024	4,072
State Street Bank & Trust Co.	USD	67	JPY	9,813	10/17/2024	84
State Street Bank & Trust Co.	USD	1,222	ZAR	21,925	10/17/2024	3,294
State Street Bank & Trust Co.	ZAR	8,627	USD	484	10/17/2024	1,390
State Street Bank & Trust Co.	ZAR	12,173	USD	679	10/17/2024	(936)
State Street Bank & Trust Co.	SGD	982	USD	732	10/18/2024	(21,837)
State Street Bank & Trust Co.	CHF	282	USD	330	10/25/2024	(3,877)
State Street Bank & Trust Co.	EUR	1,122	USD	1,243	10/25/2024	(698)
State Street Bank & Trust Co.	USD	238	CHF	203	10/25/2024	2,324
State Street Bank & Trust Co.	USD	336	CHF	284	10/25/2024	(329)
State Street Bank & Trust Co.	USD	684	EUR	623	10/25/2024	5,864
State Street Bank & Trust Co.	USD	269	CAD	365	11/07/2024	2,218
State Street Bank & Trust Co.	GBP	400	USD	530	11/08/2024	4,030
UBS AG	USD	1,818	CZK	42,509	09/12/2024	59,768
UBS AG	USD	911	HUF	331,182	09/12/2024	20,231
UBS AG	AUD	1,428	USD	958	09/19/2024	(9,543)
UBS AG	SEK	19,823	EUR	1,701	09/19/2024	(50,617)
UBS AG	USD	748	NZD	1,258	09/26/2024	38,613
UBS AG	JPY	291,616	USD	2,002	10/17/2024	(5,285)
UBS AG	USD	2,152	JPY	313,434	10/17/2024	5,680
UBS AG	USD	706	KRW	973,028	10/18/2024	23,723
UBS AG	USD	1,451	EUR	1,303	10/25/2024	(7,388)
UBS AG	GBP	3,531	USD	4,656	11/08/2024	17,145

						$(134,268)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.21%	USD	8,680	$711,120	$556,831	$154,289

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(126,621)	$169,477	$(296,098)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(61,215)	108,081	(169,296)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	(100,941)	307,426	(408,367)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(131,056)	205,723	(336,779)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	(32,193)	109,492	(141,685)
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(945,391)	—	(945,391)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	109,001	—	109,001
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(378,188)	(156,414)	(221,774)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	645,226	361,410	283,816
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi-Annual	348,226	—	348,226

						$(673,152)	$1,105,195	$(1,778,347)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the market value of this security amounted to $5,080 or 0.0% of net assets.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,626,631 and gross unrealized depreciation of investments was $(10,687,067), resulting in net unrealized appreciation of $5,939,564.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BR – Bearer

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

INTRCONX – Inter-Continental Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OTC – Over-the-Counter

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2024 (unaudited)

53.7%	United States
1.9%	United Kingdom
1.3%	France
1.2%	Switzerland
1.1%	Germany
0.7%	Mexico
0.7%	Denmark
0.6%	Sweden
0.5%	Italy
0.5%	Netherlands
0.5%	Spain
0.3%	Finland
0.3%	Norway
0.8%	Other
35.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following: Australia, Austria, Belgium, Brazil, Chile, Colombia, Hong Kong, Hungary, Ireland, Japan, Jordan, Luxembourg, Portugal, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total

Assets:
Inflation-Linked Securities	$—	$56,839,065	$—		$56,839,065
Investment Companies	33,809,213	—	0	(a)	33,809,213
Common Stocks:
Financials	37,296	3,318,780	53,378		3,409,454
Health Care	67,899	2,231,631	—		2,299,530
Industrials	117,224	1,927,176	12,771		2,057,171
Consumer Staples	241,922	1,538,503	—		1,780,425
Utilities	—	1,652,400	—		1,652,400
Materials	42,080	1,504,419	—		1,546,499
Consumer Discretionary	26,746	1,435,788	—		1,462,534
Energy	2,280	1,094,535	—		1,096,815
Information Technology	132,506	837,039	—		969,545
Communication Services	236,329	568,914	12,117		817,360
Real Estate	10,520	390,828	—		401,348
Governments - Sovereign Bonds	—	1,163,727	—		1,163,727
Purchased Options - Puts	—	587,580	—		587,580
Purchased Options - Calls	—	449,120	—		449,120
Warrants	—	—	0	(a)	—
Short-Term Investments:
Treasury Bills	—	32,825,775	—		32,825,775
U.S. Treasury Bills	—	18,176,249	—		18,176,249
Investment Companies	10,719,148	—	—		10,719,148
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	159,098	—	—		159,098

Total Investments in Securities	45,602,261	126,541,529	78,266	(a)	172,222,056
Other Financial Instruments(b):
Assets:
Futures	1,924,371	—	—		1,924,371

Investments in Securities:	Level 1	Level 2	Level 3		Total

Forward Currency Exchange Contracts	—	3,336,570	—		3,336,570
Centrally Cleared Credit Default Swaps	—	711,120	—		711,120
Centrally Cleared Interest Rate Swaps	—	1,102,453	—		1,102,453
Liabilities:
Futures	(1,229,338)	—	—		(1,229,338)
Forward Currency Exchange Contracts	—	(3,470,838)	—		(3,470,838)
Centrally Cleared Interest Rate Swaps	—	(1,775,605)	—		(1,775,605)

Total	$46,297,294	$126,445,229	$78,266	(a)	$172,820,789

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,016	$106,181	$110,478	$10,719	$596
Government Money Market Portfolio*	72	92,622	92,535	159	75
Total	$15,088	$198,803	$203,013	$10,878	$671

*	Investments of cash collateral for securities lending transactions.